Accounts and Other Receivables - Provision for Doubtful Trade Debts (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 6.1	$ 4.4	$ 2.9
Adjustment to provision	(2.2)	3.1	1.7
Write-offs, net of recoveries	(0.5)	(1.4)	(0.2)
Balance at end of period	$ 3.4	$ 6.1	$ 4.4